Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment reporting
Schedule of segment reporting

	Three months ended June 30,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	3,395	2,269	(721)	4,943	1,963	2,045	(92)	3,916
Third party	2,674	2,269	--	4,943	1,871	2,045	--	3,916
Intra-segment	721	-	(721)	—	92	--	(92)	—
Cost of sales	1,918	1,613		3,531	1,252	1,649		2,901
Gross profit	756	656		1,412	619	396		1,015
Gross profit in %	28.3%	28.9%		28.6%	33.1%	19.4%		25.9%
Operating Expenses				(5,122)				(4,766)
Other operating expenses				(284)				(709)
Other operating income				112				503
Operating loss				(3,882)				(3,957)
Finance expense				(596)				(1,316)
Finance income				1,974				144
Financial result				1,378				(1,172)
Loss before income taxes				(2,504)				(5,129)
Income tax income (expense)				—				6
Net loss				(2,504)				(5,123)

	Six months ended June 30,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	6,374	4,242	(1,613)	9,003	3,601	4,624	(425)	7,800
Third party	4,761	4,242	--	9,003	3,176	4,624	--	7,800
Intra-segment	1,613	--	(1,613)	—	425	--	(425)	—
Cost of sales	3,424	3,128		6,552	2,196	3,434		5,630
Gross profit	1,337	1,114		2,451	980	1,190		2,170
Gross profit in %	28.1%	26.3%		27.2%	30.9%	25.7%		27.8%
Operating Expenses				(9,657)				(9,313)
Other operating expenses				(385)				(1,368)
Other operating income				1,026				1,035
Operating loss				(6,565)				(7,476)
Finance expense				(4,427)				(822)
Finance income				107				631
Financial result				(4,320)				(191)
Loss before income taxes				(10,885)				(7,667)
Income tax income (expense)				52				(57)
Net loss				(10,833)				(7,724)